Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Segments shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Significant Accounting Policies (Textual)
Inventory write-off	$ 91	$ 52
WACC	15.00%
Long-term growth rate	2.00%
Severance expenses	$ 315	210	$ 451
Allowance for doubtful accounts	$ 1	$ 17	$ 27
Number of operating segments | Segments	2
Anti-dilutive securities | shares	13,373	196,750	314,125
Material assumptions used for income approach period	5 years
Income tax likelihood percentage, description	The tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.
Fair value of goodwill	$ 5,760
Goodwill likehood percentage, description	The Company chooses to perform a qualitative assessment and determines that it is more likely than not (more than 50 percent likelihood) that the fair value of the reporting unit is less than its carrying value.
Impairment loss	$ 356
Fair value impairment	614
Deferred revenues	$ 144
Revenue recognition, description	This amount is expected to be recognized during 2020, once the delivery of the products is done. In addition, deferred revenues include unearned amounts from service contracts, which are mostly for a period of three to five years, and the Company recognizes the revenues over the contract’s period. As of December 31, 2019, the deferred revenues from service contracts amounted to $717. This amount will be mostly recognized in the years 2020 until 2022. The deferred revenues also include amounts related to software projects in the amount of $188.
Derivatives asset	$ 13
Derivative liabilities		$ 87
Operating liabilities right-of-use assets	866
Intelligent Robotics and RFID Division [Member]
Significant Accounting Policies (Textual)
Impairment loss	$ 614